Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited)

March 31, 2022

	Shares/ Principal	Fair Value
Corporate Bonds and Notes - 96.0%
Advertising - 0.2%
Midas OpCo Holdings LLC, 5.63%, 8/15/29(a)	$85,000	$80,557
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27(a)	45,000	43,991
		124,548
Aerospace & Defense - 1.5%
Howmet Aerospace, Inc., 5.90%, 2/1/27	150,000	160,716
SSL Robotics LLC, 9.75%, 12/31/23(a)	58,000	61,698
TransDigm, Inc.
6.25%, 3/15/26(a)	300,000	308,438
6.38%, 6/15/26	50,000	50,451
7.50%, 3/15/27	250,000	258,125
Triumph Group, Inc., 8.88%, 6/1/24(a)	82,000	86,599
		926,027
Agriculture - 0.8%
Vector Group Ltd., 5.75%, 2/1/29(a)	520,000	473,600
Airlines - 2.2%
American Airlines, Inc., 11.75%, 7/15/25(a)	165,000	192,598
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 4/20/26(a)	220,000	221,672
5.75%, 4/20/29(a)	440,000	438,350
Delta Air Lines, Inc., 7.38%, 1/15/26	150,000	162,898
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.00%, 9/20/25(a)	60,000	63,991
United Airlines Holdings, Inc., 4.88%,1/15/25	25,000	24,896
United Airlines, Inc.
4.38%, 4/15/26(a)	40,000	39,375
4.63%, 4/15/29(a)	195,000	185,435
		1,329,215
Auto Manufacturers - 2.9%
Ford Motor Co.
4.35%, 12/8/26	200,000	201,250
9.63%, 4/22/30	140,000	182,323
4.75%, 1/15/43	150,000	135,586
5.29%, 12/8/46	100,000	97,061
Ford Motor Credit Co. LLC
4.06%, 11/1/24	200,000	199,640
5.11%, 5/3/29	200,000	202,000
Jaguar Land Rover Automotive PLC
5.88%, 1/15/28(a)	275,000	252,471
5.50%, 7/15/29(a)	340,000	299,200
JB Poindexter & Co., Inc., 7.13%,
4/15/26(a)	80,000	81,381

	Shares/ Principal	Fair Value

Auto Manufacturers (continued)
Wabash National Corp., 4.50%, 10/15/28(a)	$90,000	$81,000
		1,731,912
Auto Parts & Equipment - 0.8%
Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26(a)	41,000	42,179
Goodyear Tire & Rubber Co. (The), 5.00%, 7/15/29(a)	75,000	70,065
IHO Verwaltungs GmbH, 4.75% Cash, or 5.50% PIK, 9/15/26(a),(b)	200,000	196,000
Meritor, Inc., 6.25%, 6/1/25(a)	40,000	41,300
Titan International, Inc., 7.00%, 4/30/28	150,000	150,481
		500,025
Banks - 1.1%
Deutsche Bank AG
4.30%, (USD 5 Year Swap +
2.25%), 5/24/28(c)	100,000	98,989
5.88%, (SOFR + 5.44%), 7/8/31(c)	200,000	207,325
4.88%, (USD ICE Swap Rate 5Y +
2.55%), 12/1/32(c)	200,000	192,294
Freedom Mortgage Corp.
8.25%, 4/15/25(a)	75,000	74,773
7.63%, 5/1/26(a)	45,000	42,975
6.63%, 1/15/27(a)	35,000	32,453
		648,809
Building Materials - 1.8%
Boise Cascade Co., 4.88%, 7/1/30(a)	135,000	131,092
Builders FirstSource, Inc.
6.75%, 6/1/27(a)	114,000	118,275
5.00%, 3/1/30(a)	55,000	54,406
4.25%, 2/1/32(a)	51,000	47,494
Eco Material Technologies, Inc., 7.88%, 1/31/27(a)	95,000	94,470
Griffon Corp., 5.75%, 3/1/28	25,000	24,037
James Hardie International Finance DAC, 5.00%, 1/15/28(a)	275,000	270,713
Louisiana-Pacific Corp., 3.63%, 3/15/29 (a)	125,000	115,654
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 2/1/30(a)	45,000	41,857
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28(a)	25,000	24,034
SRM Escrow Issuer LLC, 6.00%, 11/1/28(a)	85,000	83,832
Standard Industries, Inc.
5.00%, 2/15/27(a)	29,000	28,773
4.38%, 7/15/30(a)	12,000	11,040

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value

Building Materials (continued)
Summit Materials LLC / Summit Materials Finance Corp., 6.50%, 3/15/27(a)	$30,000	$30,727
		1,076,404
Chemicals - 3.0%
Ashland LLC, 3.38%, 9/1/31(a)	15,000	13,237
ASP Unifrax Holdings, Inc, 5.25%, 9/30/28(a)	105,000	98,025
Chemours Co. (The), 5.38%, 5/15/27	125,000	125,117
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 6/15/28(a)	455,000	454,863
HB Fuller Co., 4.25%, 10/15/28	70,000	65,534
Methanex Corp.
5.13%, 10/15/27	47,000	47,292
5.25%, 12/15/29	165,000	168,190
5.65%, 12/1/44	75,000	68,625
Minerals Technologies, Inc., 5.00%, 7/1/28(a)	25,000	23,812
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.00%, 1/27/30(a)	105,000	103,442
Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 4/1/25(a)	30,000	29,250
Rayonier AM Products, Inc., 7.63%, 1/15/26(a)	142,000	140,580
SCIH Salt Holdings, Inc., 4.88%, 5/1/28(a)	50,000	47,287
SPCM SA, 3.13%, 3/15/27(a)	25,000	23,000
Tronox, Inc.
6.50%, 5/1/25(a)	25,000	25,867
4.63%, 3/15/29(a)	70,000	65,450
Valvoline, Inc.
4.25%, 2/15/30(a)	75,000	68,444
3.63%, 6/15/31(a)	95,000	82,230
WR Grace Holdings LLC, 4.88%, 6/15/27(a)	150,000	146,633
		1,796,878
Coal - 0.8%
Natural Resource Partners LP / NRP Finance Corp., 9.13%, 6/30/25(a)	25,000	25,563
SunCoke Energy, Inc., 4.88%, 6/30/29(a)	282,000	265,861
Warrior Met Coal, Inc., 7.88%, 12/1/28(a)	205,000	215,506
		506,930
Commercial Services - 3.4%
Adtalem Global Education, Inc., 5.50%, 3/1/28(a)	20,000	19,371
Albion Financing 1 SARL / Aggreko Holdings, Inc., 6.13%, 10/15/26(a)	35,000	33,775

	Shares/ Principal	Fair Value

Commercial Services (continued)
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.63%, 7/15/26(a)	$30,000	$30,355
Alta Equipment Group, Inc., 5.63%, 4/15/26(a)	83,000	78,887
APi Escrow Corp., 4.75%, 10/15/29(a)	35,000	32,506
ASGN, Inc., 4.63%, 5/15/28(a)	142,000	138,386
Carriage Services, Inc., 4.25%, 5/15/29(a)	25,000	23,350
CoreCivic, Inc., 8.25%, 4/15/26	175,000	181,615
CPI CG, Inc., 8.63%, 3/15/26(a)	226,000	219,961
Deluxe Corp., 8.00%, 6/1/29(a)	373,000	378,853
Gartner, Inc.
4.50%, 7/1/28(a)	175,000	174,963
3.63%, 6/15/29(a)	50,000	46,875
3.75%, 10/1/30(a)	80,000	74,900
Graham Holdings Co., 5.75%, 6/1/26(a)	125,000	128,369
Korn Ferry, 4.63%, 12/15/27(a)	200,000	195,074
Legends Hospitality Holding Co. LLC / Legends Hospitality Co.-Issuer, Inc., 5.00%, 2/1/26(a)	15,000	14,400
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.75%, 4/15/26(a)	125,000	127,522
Ritchie Bros Auctioneers, Inc., 5.38%, 1/15/25(a)	50,000	50,500
RR Donnelley & Sons Co., 6.13%, 11/1/26(a)	35,000	35,875
Service Corp. International
5.13%, 6/1/29	20,000	20,352
3.38%, 8/15/30	25,000	22,522
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(a)	10,000	10,025
		2,038,436
Computers - 0.3%
Booz Allen Hamilton, Inc.
3.88%, 9/1/28(a)	30,000	28,999
4.00%, 7/1/29(a)	20,000	19,529
KBR, Inc., 4.75%, 9/30/28(a)	75,000	73,072
Presidio Holdings, Inc., 4.88%, 2/1/27(a)	35,000	34,475
Unisys Corp., 6.88%, 11/1/27(a)	37,000	38,655
		194,730
Cosmetics & Personal Care - 0.2%
Coty, Inc., 5.00%, 4/15/26(a)	135,000	131,466
Distribution & Wholesale - 0.3%
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/28(a)	15,000	14,475
3.88%, 11/15/29(a)	25,000	23,313

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value

Distribution & Wholesale (continued)
G-III Apparel Group Ltd., 7.88%, 8/15/25(a)	$100,000	$105,015
Ritchie Bros Holdings, Inc., 4.75%, 12/15/31(a)	50,000	48,875
		191,678
Diversified Financial Services - 4.7%
AG Issuer LLC, 6.25%, 3/1/28(a)	35,000	34,912
Brightsphere Investment Group, Inc., 4.80%, 7/27/26	17,000	16,405
Cobra AcquisitionCo. LLC, 6.38%, 11/1/29(a)	15,000	12,863
Credit Acceptance Corp., 6.63%, 3/15/26	45,000	45,900
Curo Group Holdings Corp., 7.50%, 8/1/28(a)	185,000	159,100
Enova International, Inc., 8.50%, 9/15/25(a)	395,000	393,519
goeasy Ltd., 5.38%, 12/1/24(a)	110,000	109,175
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(a)	24,000	22,860
LPL Holdings, Inc.
4.63%, 11/15/27(a)	139,000	137,263
4.00%, 3/15/29(a)	30,000	28,469
4.38%, 5/15/31(a)	147,000	142,141
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/27(a)	65,000	66,144
5.50%, 8/15/28(a)	140,000	134,820
5.75%, 11/15/31(a)	440,000	419,632
Navient Corp., 6.75%, 6/15/26	100,000	102,000
NFP Corp., 4.88%, 8/15/28(a)	20,000	19,100
OneMain Finance Corp.
5.63%, 3/15/23	100,000	101,603
6.13%, 3/15/24	120,000	123,000
7.13%, 3/15/26	100,000	106,774
6.63%, 1/15/28	95,000	99,304
PRA Group, Inc.
7.38%, 9/1/25(a)	40,000	41,685
5.00%, 10/1/29(a)	84,000	79,608
Provident Funding Associates LP / PFG Finance Corp., 6.38%, 6/15/25(a)	150,000	147,489
World Acceptance Corp., 7.00%, 11/1/26(a)	334,000	294,020
		2,837,786
Electric - 3.2%
Calpine Corp.
5.25%, 6/1/26(a)	59,000	59,295
4.50%, 2/15/28(a)	100,000	97,548
5.13%, 3/15/28(a)	70,000	66,680
4.63%, 2/1/29(a)	25,000	23,000
3.75%, 3/1/31(a)	25,000	22,380

	Shares/ Principal	Fair Value

Electric (continued)
Clearway Energy Operating LLC, 3.75%, 1/15/32(a)	$130,000	$119,600
Drax Finco PLC, 6.63%, 11/1/25(a)	200,000	202,300
FirstEnergy Corp.
7.38%, 11/15/31	167,000	206,245
5.35%, 7/15/47	75,000	78,520
3.40%, 3/1/50	75,000	63,172
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(a)	30,000	28,119
NextEra Energy Operating Partners LP, 4.25%, 7/15/24(a)	50,000	50,600
Pattern Energy Operations LP / Pattern Energy Operations, Inc., 4.50%, 8/15/28(a)	40,000	38,800
PG&E Corp., 5.25%, 7/1/30	430,000	417,057
Talen Energy Supply LLC, 6.63%, 1/15/28(a)	25,000	23,000
Vistra Operations Co. LLC
5.50%, 9/1/26(a)	75,000	75,375
5.63%, 2/15/27(a)	50,000	49,958
5.00%, 7/31/27(a)	40,000	39,352
4.38%, 5/1/29(a)	275,000	259,875
		1,920,876
Electrical Components & Equipment - 0.2%
WESCO Distribution, Inc.
7.13%, 6/15/25(a)	90,000	93,488
7.25%, 6/15/28(a)	45,000	47,796
		141,284
Electronics - 0.9%
Atkore, Inc., 4.25%, 6/1/31(a)	374,000	347,820
II-VI, Inc., 5.00%, 12/15/29(a)	80,000	78,400
Imola Merger Corp., 4.75%, 5/15/29(a)	50,000	48,148
Schweitzer-Mauduit International, Inc., 6.88%, 10/1/26(a)	50,000	47,260
		521,628
Energy-Alternate Sources - 0.2%
TerraForm Power Operating LLC, 5.00%, 1/31/28(a)	100,000	99,917
Engineering & Construction - 0.7%
AECOM, 5.13%, 3/15/27	190,000	194,319
Artera Services LLC, 9.03%, 12/4/25(a)	60,000	59,250
IEA Energy Services LLC, 6.63%, 8/15/29(a)	145,000	136,300
TopBuild Corp., 4.13%, 2/15/32(a)	34,000	30,812
		420,681
Entertainment - 1.0%
Affinity Gaming, 6.88%, 12/15/27(a)	15,000	14,587
Boyne USA, Inc., 4.75%, 5/15/29(a)	82,000	78,720

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value

Entertainment (continued)
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25(a)	$80,000	$82,153
Everi Holdings, Inc., 5.00%, 7/15/29(a)	20,000	18,950
International Game Technology PLC, 6.50%, 2/15/25(a)	100,000	105,439
Jacobs Entertainment, Inc., 6.75%, 2/15/29(a)	45,000	45,225
Live Nation Entertainment, Inc., 4.88%, 11/1/24(a)	200,000	200,802
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 5/1/29(a)	40,000	37,038
Raptor Acquisition Corp. / Raptor Co- Issuer LLC, 4.88%, 11/1/26(a)	20,000	19,150
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 7.75%, 4/15/25(a)	30,000	31,139
		633,203
Environmental Control - 1.6%
Covanta Holding Corp.
4.88%, 12/1/29(a)	270,000	256,500
5.00%, 9/1/30	418,000	396,055
GFL Environmental, Inc.
3.75%, 8/1/25(a)	30,000	29,400
5.13%, 12/15/26(a)	35,000	35,297
4.00%, 8/1/28(a)	50,000	46,000
4.75%, 6/15/29(a)	100,000	95,500
Madison IAQ LLC, 4.13%, 6/30/28(a)	40,000	36,900
Stericycle, Inc., 3.88%, 1/15/29(a)	35,000	32,550
Tervita Corp., 11.00%, 12/1/25(a)	50,000	56,632
		984,834
Food - 2.6%
Albertsons Cos., Inc. / Safeway, Inc. / New
Albertsons LP / Albertsons LLC
4.63%, 1/15/27(a)	70,000	67,900
5.88%, 2/15/28(a)	145,000	145,000
3.50%, 3/15/29(a)	65,000	58,810
4.88%, 2/15/30(a)	357,000	347,183
Del Monte Foods, Inc., 11.88%, 5/15/25(a)	93,000	101,951
Ingles Markets, Inc., 4.00%, 6/15/31(a)	38,000	35,862
Kraft Heinz Foods Co.
5.00%, 6/4/42	224,000	239,400
4.38%, 6/1/46	98,000	96,494
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(a)	50,000	50,000
4.13%, 1/31/30(a)	166,000	155,017
4.38%, 1/31/32(a)	96,000	89,685

	Shares/ Principal	Fair Value

Food (continued)
Post Holdings, Inc., 5.75%, 3/1/27(a)	$106,000	$106,525
SEG Holding LLC / SEG Finance Corp., 5.63%, 10/15/28(a)	20,000	20,000
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 3/1/29(a)	75,000	70,312
		1,584,139
Forest Products & Paper - 0.8%
Domtar Corp., 6.75%, 10/1/28(a)	344,000	344,725
Resolute Forest Products, Inc., 4.88%, 3/1/26(a)	160,000	153,953
		498,678
Gas - 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.63%, 5/20/24	150,000	153,000
Healthcare-Products - 0.5%
Hologic, Inc., 3.25%, 2/15/29(a)	75,000	70,032
Mozart Debt Merger Sub, Inc.
3.88%, 4/1/29(a)	105,000	96,994
5.25%, 10/1/29(a)	25,000	23,366
Varex Imaging Corp., 7.88%, 10/15/27(a)	114,000	120,840
		311,232
Healthcare-Services - 4.7%
Acadia Healthcare Co., Inc.
5.50%, 7/1/28(a)	100,000	100,125
5.00%, 4/15/29(a)	25,000	24,681
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(a)	40,000	40,400
Centene Corp., 4.25%, 12/15/27	30,000	30,112
Charles River Laboratories International, Inc.
4.25%, 5/1/28(a)	25,000	24,343
4.00%, 3/15/31(a)	37,000	34,734
CHS/Community Health Systems, Inc.
8.00%, 3/15/26(a)	175,000	182,248
5.63%, 3/15/27(a)	45,000	45,923
8.00%, 12/15/27(a)	50,000	52,938
6.00%, 1/15/29(a)	15,000	15,175
5.25%, 5/15/30(a)	74,000	71,117
DaVita, Inc., 4.63%, 6/1/30(a)	90,000	84,294
HCA, Inc.
5.88%, 2/15/26	450,000	475,875
5.63%, 9/1/28	115,000	124,181
5.88%, 2/1/29	20,000	21,860
3.50%, 9/1/30	100,000	96,223
IQVIA, Inc.
5.00%, 10/15/26(a)	200,000	204,026
5.00%, 5/15/27(a)	200,000	202,946

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value

Healthcare-Services (continued)
Legacy LifePoint Health LLC, 4.38%, 2/15/27(a)	$35,000	$33,863
ModivCare, Inc., 5.88%, 11/15/25(a)	50,000	50,500
Molina Healthcare, Inc.
4.38%, 6/15/28(a)	90,000	88,582
3.88%, 5/15/32(a)	38,000	36,136
Prime Healthcare Services, Inc., 7.25%, 11/1/25(a)	45,000	46,125
RP Escrow Issuer LLC, 5.25%, 12/15/25(a)	45,000	43,942
Tenet Healthcare Corp.
6.75%, 6/15/23	90,000	93,827
4.63%, 7/15/24	40,000	40,172
5.13%, 11/1/27(a)	255,000	256,200
6.13%, 10/1/28(a)	210,000	213,412
US Acute Care Solutions LLC, 6.38%, 3/1/26(a)	100,000	98,750
		2,832,710
Home Builders - 0.4%
Century Communities, Inc., 6.75%, 6/1/27	25,000	25,940
Empire Communities Corp., 7.00%, 12/15/25(a)	35,000	34,580
Installed Building Products, Inc., 5.75%, 2/1/28(a)	45,000	43,875
Picasso Finance Sub, Inc., 6.13%, 6/15/25(a)	42,000	42,683
Williams Scotsman International, Inc., 4.63%, 8/15/28(a)	45,000	43,875
Winnebago Industries, Inc., 6.25%, 7/15/28(a)	45,000	45,507
		236,460
Household Products & Wares - 0.1%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 5.00%, 12/31/26(a)	55,000	50,512
Housewares - 0.3%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(a)	25,000	25,687
Newell Brands, Inc.
4.45%, 4/1/26	100,000	100,469
5.63%, 4/1/36	25,000	25,688
5.75%, 4/1/46	25,000	26,148
		177,992
Insurance - 0.3%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 4.25%, 10/15/27(a)	45,000	43,284
AmWINS Group, Inc., 4.88%, 6/30/29(a)	25,000	23,875

	Shares/ Principal	Fair Value

Insurance (continued)
MGIC Investment Corp., 5.25%, 8/15/28	$8,000	$7,903
Radian Group, Inc.
6.63%, 3/15/25	50,000	52,596
4.88%, 3/15/27	40,000	40,200
		167,858
Internet - 0.2%
Arches Buyer, Inc., 4.25%, 6/1/28(a)	55,000	51,307
Millennium Escrow Corp., 6.63%, 8/1/26(a)	40,000	37,978
NortonLifeLock, Inc., 5.00%, 4/15/25(a)	55,000	55,000
		144,285
Investment Companies - 2.0%
Compass Group Diversified Holdings LLC
5.25%, 4/15/29(a)	75,000	70,880
5.00%, 1/15/32(a)	95,000	85,737
Icahn Enterprises LP / Icahn Enterprises
Finance Corp.
4.75%, 9/15/24	250,000	250,625
6.38%, 12/15/25	200,000	201,500
6.25%, 5/15/26	190,000	193,800
5.25%, 5/15/27	200,000	196,285
4.38%, 2/1/29	210,000	192,675
		1,191,502
Iron & Steel - 1.6%
Big River Steel LLC / BRS Finance Corp., 6.63%, 1/31/29(a)	113,000	118,650
Carpenter Technology Corp., 7.63%, 3/15/30	155,000	158,706
Cleveland-Cliffs, Inc., 4.63%, 3/1/29(a)	25,000	24,562
Commercial Metals Co., 4.38%, 3/15/32	115,000	106,806
Mineral Resources Ltd., 8.13%, 5/1/27(a)	120,000	124,050
United States Steel Corp., 6.88%, 3/1/29	435,000	453,227
		986,001
Leisure Time - 1.0%
Carnival Corp.
7.63%, 3/1/26(a)	50,000	50,383
9.88%, 8/1/27(a)	60,000	66,319
6.00%, 5/1/29(a)	90,000	84,811
Lindblad Expeditions LLC, 6.75%, 2/15/27(a)	15,000	15,037
Royal Caribbean Cruises Ltd.
10.88%, 6/1/23(a)	35,000	37,243
9.13%, 6/15/23(a)	10,000	10,413
11.50%, 6/1/25(a)	148,000	162,631
5.50%, 8/31/26(a)	110,000	106,009

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value

Leisure Time (continued)
5.50%, 4/1/28(a)	$100,000	$95,331
		628,177
Lodging - 0.9%
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/25(a)	20,000	20,461
4.88%, 1/15/30	45,000	44,898
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.88%, 4/1/27	200,000	202,960
Marriott Ownership Resorts, Inc., 6.13%, 9/15/25(a)	36,000	36,900
Travel + Leisure Co.
6.00%, 4/1/27	75,000	77,250
4.63%, 3/1/30(a)	14,000	13,020
Wyndham Hotels & Resorts, Inc., 4.38%, 8/15/28(a)	41,000	39,352
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(a)	100,000	100,002
		534,843
Machinery-Construction & Mining - 0.3%
BWX Technologies, Inc., 4.13%, 6/30/28(a)	115,000	110,831
Manitowoc Co., Inc. (The), 9.00%, 4/1/26(a)	56,000	58,391
		169,222
Machinery-Diversified - 0.3%
Colfax Corp., 6.38%, 2/15/26(a)	19,000	19,599
GrafTech Finance, Inc., 4.63%, 12/15/28(a)	209,000	194,354
		213,953
Media - 6.8%
Altice Financing SA, 5.75%, 8/15/29(a)	75,000	68,039
Block Communications, Inc., 4.88%, 3/1/28(a)	25,000	24,125
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 2/1/28(a)	100,000	98,950
5.38%, 6/1/29(a)	250,000	250,000
4.75%, 3/1/30(a)	115,000	110,359
4.50%, 8/15/30(a)	100,000	93,829
4.25%, 1/15/34(a)	220,000	191,069
CSC Holdings LLC
5.38%, 2/1/28(a)	200,000	194,112
6.50%, 2/1/29(a)	200,000	202,301
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.88%, 8/15/27(a)	535,000	526,601
DISH DBS Corp.
7.75%, 7/1/26	125,000	123,982
7.38%, 7/1/28	140,000	132,650

	Shares/ Principal	Fair Value

Media (continued)
5.75%, 12/1/28(a)	$80,000	$75,700
GCI LLC, 4.75%, 10/15/28(a)	220,000	215,404
Gray Television, Inc., 5.88%, 7/15/26(a)	121,000	123,928
Houghton Mifflin Harcourt Publishers, Inc., 9.00%, 2/15/25(a)	12,000	12,540
iHeartCommunications, Inc.
5.25%, 8/15/27(a)	29,000	28,674
4.75%, 1/15/28(a)	20,000	19,100
McGraw-Hill Education, Inc., 5.75%, 8/1/28(a)	25,000	23,844
Nexstar Media, Inc., 5.63%, 7/15/27(a)	100,000	101,375
Radiate Holdco LLC / Radiate Finance, Inc., 4.50%, 9/15/26(a)	50,000	48,154
Sirius XM Radio, Inc.
3.13%, 9/1/26(a)	25,000	23,637
4.00%, 7/15/28(a)	95,000	90,250
5.50%, 7/1/29(a)	150,000	151,996
4.13%, 7/1/30(a)	46,000	43,140
3.88%, 9/1/31(a)	87,000	79,808
Spanish Broadcasting System, Inc., 9.75%, 3/1/26(a)	29,000	29,145
TEGNA, Inc.
4.75%, 3/15/26(a)	50,000	49,891
5.00%, 9/15/29	125,000	125,306
Townsquare Media, Inc., 6.88%, 2/1/26(a)	270,000	278,060
Virgin Media Finance PLC, 5.00%, 7/15/30(a)	300,000	283,349
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(a)	200,000	198,082
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(a)	25,000	24,000
VZ Secured Financing BV, 5.00%, 1/15/32(a)	75,000	70,125
		4,111,525
Metal Fabricate & Hardware - 0.3%
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(a)	145,000	145,207
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(a)	55,000	51,288
		196,495
Mining - 2.6%
Alcoa Nederland Holding BV
6.13%, 5/15/28(a)	80,000	83,800
4.13%, 3/31/29(a)	110,000	107,792
Arconic Corp., 6.13%, 2/15/28(a)	76,000	76,256
Eldorado Gold Corp., 6.25%, 9/1/29(a)	138,000	139,039
FMG Resources August 2006 Pty Ltd., 4.50%, 9/15/27(a)	85,000	82,804
IAMGOLD Corp., 5.75%, 10/15/28(a)	215,000	195,112

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value

Mining (continued)
Joseph T Ryerson & Son, Inc., 8.50%, 8/1/28(a)	$389,000	$421,252
Novelis Corp., 4.75%, 1/30/30(a)	65,000	63,106
Taseko Mines Ltd., 7.00%, 2/15/26(a)	398,000	409,841
		1,579,002
Miscellaneous Manufacturing - 0.9%
LSB Industries, Inc., 6.25%, 10/15/28(a)	515,000	523,369
Oil & Gas - 10.5%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 2/15/26(a)	20,000	20,754
Antero Resources Corp.
8.38%, 7/15/26(a)	17,000	18,727
7.63%, 2/1/29(a)	92,000	99,445
Apache Corp.
4.25%, 1/15/30	15,000	15,225
6.00%, 1/15/37	50,000	56,125
5.10%, 9/1/40	147,000	148,102
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
8.25%, 12/31/28(a)	20,000	21,010
5.88%, 6/30/29(a)	50,000	49,375
Athabasca Oil Corp., 9.75%, 11/1/26(a)	50,000	53,250
Baytex Energy Corp., 8.75%, 4/1/27(a)	50,000	53,625
Berry Petroleum Co. LLC, 7.00%, 2/15/26(a)	180,000	177,750
California Resources Corp., 7.13%, 2/1/26(a)	85,000	88,338
Callon Petroleum Co.
6.13%, 10/1/24	100,000	99,500
9.00%, 4/1/25(a)	100,000	106,000
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.25%, 7/15/24(a)	40,000	42,700
Centennial Resource Production LLC
5.38%, 1/15/26(a)	191,000	185,270
6.88%, 4/1/27(a)	75,000	75,382
Chesapeake Energy Corp., 5.50%, 2/1/26(a)	10,000	10,246
Civitas Resources, Inc., 5.00%, 10/15/26(a)	57,000	56,503
CNX Resources Corp., 7.25%, 3/14/27(a)	75,000	79,362
Colgate Energy Partners III LLC, 5.88%, 7/1/29(a)	45,000	46,521
Comstock Resources, Inc., 7.50%, 5/15/25(a)	26,000	26,390
Crescent Energy Finance LLC, 7.25%, 5/1/26(a)	85,000	85,396
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29(a)	20,000	20,000

	Shares/ Principal	Fair Value

Oil & Gas (continued)
Encino Acquisition Partners Holdings LLC, 8.50%, 5/1/28(a)	$35,000	$36,025
Endeavor Energy Resources LP / EER Finance, Inc., 6.63%, 7/15/25(a)	75,000	77,812
Harbour Energy PLC, 5.50%, 10/15/26(a)	200,000	197,500
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/1/28(a)	80,000	81,028
6.00%, 2/1/31(a)	80,000	80,200
Laredo Petroleum, Inc.
9.50%, 1/15/25	100,000	104,265
10.13%, 1/15/28	50,000	53,735
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26(a)	50,000	50,933
Matador Resources Co., 5.88%, 9/15/26	200,000	203,660
MEG Energy Corp., 5.88%, 2/1/29(a)	185,000	186,996
Murphy Oil Corp.
5.75%, 8/15/25	65,000	66,137
5.88%, 12/1/27	73,000	74,110
Nabors Industries, Inc., 7.38%, 5/15/27(a)	35,000	36,413
Northern Oil and Gas, Inc., 8.13%, 3/1/28(a)	285,000	296,919
Oasis Petroleum, Inc., 6.38%, 6/1/26(a)	355,000	364,763
Occidental Petroleum Corp.
5.50%, 12/1/25	45,000	47,354
6.38%, 9/1/28	70,000	78,837
3.50%, 8/15/29	250,000	246,501
6.63%, 9/1/30	35,000	40,163
6.13%, 1/1/31	25,000	28,156
6.45%, 9/15/36	145,000	170,866
4.30%, 8/15/39	25,000	23,625
4.40%, 4/15/46	125,000	118,750
4.20%, 3/15/48	59,000	55,165
4.40%, 8/15/49	150,000	141,000
PBF Holding Co. LLC / PBF Finance Corp.
9.25%, 5/15/25(a)	170,000	175,137
7.25%, 6/15/25	30,000	27,290
6.00%, 2/15/28	134,000	107,673
PDC Energy, Inc., 5.75%, 5/15/26	205,000	207,817
Penn Virginia Holdings LLC, 9.25%, 8/15/26(a)	80,000	84,384
Petrofac Ltd., 9.75%, 11/15/26(a)	75,000	68,629
Precision Drilling Corp., 7.13%, 1/15/26(a)	50,000	51,000
Rockcliff Energy II LLC, 5.50%, 10/15/29(a)	55,000	55,115

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value

Oil & Gas (continued)
SM Energy Co.
10.00%, 1/15/25(a)	$204,000	$222,699
6.50%, 7/15/28	200,000	207,000
Southwestern Energy Co., 5.95%, 1/23/25	26,000	27,179
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/27	220,000	224,125
4.50%, 5/15/29	75,000	70,758
Talos Production, Inc., 12.00%, 1/15/26	225,000	243,556
Viper Energy Partners LP, 5.38%, 11/1/27(a)	75,000	76,396
		6,344,667
Oil & Gas Services - 0.9%
Bristow Group, Inc., 6.88%, 3/1/28(a)	45,000	45,563
CGG SA, 8.75%, 4/1/27(a)	150,000	150,375
Oceaneering International, Inc., 4.65%, 11/15/24	37,000	36,613
USA Compression Partners LP / USA
Compression Finance Corp.
6.88%, 4/1/26	135,000	136,585
6.88%, 9/1/27	60,000	60,230
Weatherford International Ltd., 6.50%, 9/15/28(a)	140,000	144,196
		573,562
Packaging & Containers - 1.2%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(a)	200,000	185,500
Ball Corp.
5.25%, 7/1/25	100,000	105,950
2.88%, 8/15/30	60,000	53,793
Berry Global, Inc., 5.63%, 7/15/27(a)	150,000	152,168
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co.- Issuer LLC, 6.00%, 9/15/28(a)	25,000	24,625
LABL, Inc., 5.88%, 11/1/28(a)	25,000	23,437
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(a)	100,000	99,603
Sealed Air Corp., 6.88%, 7/15/33(a)	70,000	79,800
TriMas Corp., 4.13%, 4/15/29(a)	10,000	9,125
		734,001
Pharmaceuticals - 1.6%
Bausch Health Americas, Inc., 8.50%, 1/31/27(a)	110,000	109,920
Bausch Health Cos., Inc.
5.50%, 11/1/25(a)	60,000	59,865
6.13%, 2/1/27(a)	60,000	60,442
7.00%, 1/15/28(a)	55,000	49,240
5.00%, 1/30/28(a)	155,000	127,653

	Shares/ Principal	Fair Value

Pharmaceuticals (continued)
7.25%, 5/30/29(a)	$100,000	$85,581
Embecta Corp., 5.00%, 2/15/30(a)	70,000	66,024
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.88%, 9/1/25(a)	75,000	76,875
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(a)	250,000	256,255
P&L Development LLC / PLD Finance Corp., 7.75%, 11/15/25(a)	40,000	36,800
PRA Health Sciences, Inc., 2.88%, 7/15/26(a)	50,000	47,578
Vizient, Inc., 6.25%, 5/15/27(a)	20,000	20,600
		996,833
Pipelines - 6.0%
Buckeye Partners LP
4.13%, 3/1/25(a)	25,000	24,625
5.85%, 11/15/43	50,000	42,622
Cheniere Energy Partners LP, 3.25%, 1/31/32(a)	50,000	45,500
Cheniere Energy, Inc., 4.63%, 10/15/28	40,000	40,301
Crestwood Midstream Partners LP /
Crestwood Midstream Finance Corp.
5.75%, 4/1/25	100,000	101,117
5.63%, 5/1/27(a)	150,000	148,626
6.00%, 2/1/29(a)	105,000	104,606
8.00%, 4/1/29(a)	135,000	144,096
DCP Midstream Operating LP
5.38%, 7/15/25	105,000	108,854
5.60%, 4/1/44	70,000	73,553
Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.13%, 6/1/28(a)	224,000	219,520
DT Midstream, Inc.
4.13%, 6/15/29(a)	35,000	33,558
4.38%, 6/15/31(a)	35,000	33,513
EnLink Midstream LLC
5.63%, 1/15/28(a)	65,000	66,352
5.38%, 6/1/29	100,000	100,000
EnLink Midstream Partners LP, 5.05%, 4/1/45	40,000	32,400
EQM Midstream Partners LP
6.50%, 7/1/27(a)	160,000	167,126
6.50%, 7/15/48	28,000	27,020
Genesis Energy LP / Genesis Energy Finance Corp.
6.50%, 10/1/25	120,000	118,356
8.00%, 1/15/27	40,000	40,910
Global Partners LP / GLP Finance Corp.
7.00%, 8/1/27	50,000	50,000
6.88%, 1/15/29	135,000	133,417

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value

Pipelines (continued)
Harvest Midstream I LP, 7.50%, 9/1/28(a)	$25,000	$25,605
Hess Midstream Operations LP
5.63%, 2/15/26(a)	95,000	97,465
5.13%, 6/15/28(a)	50,000	50,125
4.25%, 2/15/30(a)	160,000	150,976
Holly Energy Partners LP / Holly Energy Finance Corp., 5.00%, 2/1/28(a)	75,000	71,156
Howard Midstream Energy Partners LLC, 6.75%, 1/15/27(a)	85,000	83,300
ITT Holdings LLC, 6.50%, 8/1/29(a)	65,000	60,042
New Fortress Energy, Inc.
6.75%, 9/15/25(a)	90,000	90,323
6.50%, 9/30/26(a)	350,000	345,625
NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 2/1/26(a)	100,000	98,369
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.50%, 1/15/28(a)	200,000	193,500
6.00%, 12/31/30(a)	55,000	53,369
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.88%, 4/15/26	70,000	72,191
Venture Global Calcasieu Pass LLC, 4.13%, 8/15/31(a)	60,000	58,869
Western Midstream Operating LP
4.55%, 2/1/30	165,000	164,175
5.30%, 3/1/48	120,000	118,800
5.75%, 2/1/50	65,000	63,375
		3,653,337
Real Estate - 0.5%
Five Point Operating Co. LP / Five Point Capital Corp., 7.88%, 11/15/25(a)	50,000	51,165
Greystar Real Estate Partners LLC, 5.75%, 12/1/25(a)	35,000	35,262
Howard Hughes Corp. (The), 4.38%, 2/1/31(a)	40,000	37,620
Hunt Cos., Inc., 5.25%, 4/15/29(a)	30,000	28,580
Kennedy-Wilson, Inc.
4.75%, 2/1/30	100,000	95,091
5.00%, 3/1/31	35,000	33,469
		281,187
REITS - 4.4%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 4.50%, 4/1/27(a)	75,000	70,119
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC, 5.75%, 5/15/26(a)	80,000	79,275

	Shares/ Principal	Fair Value

REITS (continued)
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(a)	$45,000	$42,188
Iron Mountain, Inc.
4.88%, 9/15/27(a)	50,000	49,453
5.25%, 7/15/30(a)	370,000	362,600
4.50%, 2/15/31(a)	130,000	120,056
5.63%, 7/15/32(a)	276,000	271,937
Ladder Capital Finance Holdings LLP / Ladder Capital Finance Corp.
5.25%, 10/1/25(a)	50,000	49,812
4.25%, 2/1/27(a)	25,000	23,959
4.75%, 6/15/29(a)	55,000	52,112
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
5.63%, 5/1/24	500,000	514,740
4.63%, 6/15/25(a)	40,000	40,300
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	150,000	152,531
New Residential Investment Corp., 6.25%, 10/15/25(a)	25,000	24,000
RHP Hotel Properties LP / RHP Finance Corp., 4.50%, 2/15/29(a)	30,000	28,200
Starwood Property Trust, Inc.
4.75%, 3/15/25	145,000	146,809
3.63%, 7/15/26(a)	25,000	23,872
4.38%, 1/15/27(a)	35,000	33,950
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.88%, 2/15/25(a)	150,000	155,852
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 4.75%, 4/15/28(a)	150,000	141,978
VICI Properties LP / VICI Note Co., Inc.
4.25%, 12/1/26(a)	25,000	24,895
3.75%, 2/15/27(a)	50,000	48,625
4.63%, 12/1/29(a)	48,000	48,000
4.13%, 8/15/30(a)	70,000	67,575
XHR LP
6.38%, 8/15/25(a)	55,000	56,512
4.88%, 6/1/29(a)	25,000	24,301
		2,653,651
Retail - 5.2%
1011778 BC ULC / New Red Finance, Inc.
5.75%, 4/15/25(a)	40,000	41,203
3.88%, 1/15/28(a)	50,000	47,377
4.38%, 1/15/28(a)	95,000	91,200
4.00%, 10/15/30(a)	234,000	212,342
Abercrombie & Fitch Management Co.,
8.75%, 7/15/25(a)	125,000	132,031

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value

Retail (continued)
At Home Group, Inc., 4.88%, 7/15/28(a)	$20,000	$17,700
Bath & Body Works, Inc.
9.38%, 7/1/25(a)	9,000	10,260
6.69%, 1/15/27	50,000	53,119
5.25%, 2/1/28	25,000	25,271
7.50%, 6/15/29	100,000	108,320
6.63%, 10/1/30(a)	55,000	57,835
6.88%, 11/1/35	325,000	336,212
Beacon Roofing Supply, Inc., 4.13%, 5/15/29(a)	84,000	77,600
BlueLinx Holdings, Inc., 6.00%, 11/15/29(a)	473,000	439,890
FirstCash, Inc.
4.63%, 9/1/28(a)	94,000	87,537
5.63%, 1/1/30(a)	150,000	144,495
Group 1 Automotive, Inc., 4.00%, 8/15/28(a)	130,000	121,390
IRB Holding Corp., 7.00%, 6/15/25(a)	60,000	62,400
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 6/1/27(a)	50,000	50,750
LCM Investments Holdings II LLC, 4.88%, 5/1/29(a)	20,000	18,890
Macy's Retail Holdings LLC
5.88%, 4/1/29(a)	60,000	59,550
5.88%, 3/15/30(a)	20,000	19,789
6.13%, 3/15/32(a)	30,000	29,625
5.13%, 1/15/42	15,000	12,146
4.30%, 2/15/43	30,000	22,516
Michaels Cos., Inc. (The), 5.25%, 5/1/28(a)	50,000	45,905
Murphy Oil USA, Inc.
4.75%, 9/15/29	100,000	99,157
3.75%, 2/15/31(a)	19,000	17,338
Nordstrom, Inc., 5.00%, 1/15/44	100,000	89,539
Sally Holdings LLC / Sally Capital, Inc., 5.63%, 12/1/25	100,000	101,375
Specialty Building Products Holdings LLC / SBP Finance Corp., 6.38%, 9/30/26(a)	45,000	45,756
Staples, Inc., 7.50%, 4/15/26(a)	100,000	97,110
Superior Plus LP / Superior General Partner, Inc., 4.50%, 3/15/29(a)	20,000	18,793
Victoria's Secret & Co., 4.63%, 7/15/29(a)	75,000	67,500
Yum! Brands, Inc.
7.75%, 4/1/25(a)	5,000	5,194
4.75%, 1/15/30(a)	125,000	122,970
3.63%, 3/15/31	100,000	91,184
5.38%, 4/1/32	26,000	26,033

	Shares/ Principal	Fair Value

Retail (continued)
6.88%, 11/15/37	$25,000	$27,900
5.35%, 11/1/43	50,000	48,625
		3,183,827
Semiconductors - 0.3%
Entegris, Inc.
4.38%, 4/15/28(a)	50,000	48,375
3.63%, 5/1/29(a)	115,000	107,601
		155,976
Software - 2.6%
ACI Worldwide, Inc., 5.75%, 8/15/26(a)	25,000	25,594
Boxer Parent Co., Inc., 7.13%, 10/2/25(a)	15,000	15,548
Consensus Cloud Solutions, Inc.
6.00%, 10/15/26(a)	70,000	69,475
6.50%, 10/15/28(a)	95,000	94,399
Fair Isaac Corp., 4.00%, 6/15/28(a)	55,000	53,247
MSCI, Inc.
4.00%, 11/15/29(a)	110,000	106,831
3.63%, 9/1/30(a)	105,000	98,812
3.88%, 2/15/31(a)	95,000	90,250
3.25%, 8/15/33(a)	45,000	40,510
Nuance Communications, Inc., 5.63%,
12/15/26	100,000	102,813
PTC, Inc.
3.63%, 2/15/25(a)	75,000	74,165
4.00%, 2/15/28(a)	45,000	43,842
SS&C Technologies, Inc., 5.50%, 9/30/27(a)	200,000	202,359
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 9/1/25(a)	150,000	142,414
Ziff Davis, Inc., 4.63%, 10/15/30(a)	225,000	215,484
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 2/1/29(a)	195,000	178,425
		1,554,168
Telecommunications - 3.3%
Altice France SA, 5.50%, 1/15/28(a)	200,000	185,460
CommScope, Inc., 6.00%, 3/1/26(a)	65,000	65,753
Embarq Corp., 8.00%, 6/1/36	25,000	24,032
Frontier Communications Corp.
5.88%, 10/15/27(a)	15,000	14,925
5.00%, 5/1/28(a)	40,000	38,400
Hughes Satellite Systems Corp., 5.25%, 8/1/26	35,000	35,612
LogMeIn, Inc., 5.50%, 9/1/27(a)	55,000	51,335
Lumen Technologies, Inc.
6.88%, 1/15/28	34,000	33,937
5.38%, 6/15/29(a)	406,000	360,798
7.60%, 9/15/39	50,000	48,020
7.65%, 3/15/42	60,000	57,900
Nokia Oyj, 4.38%, 6/12/27	100,000	101,437

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value

Telecommunications (continued)
Sable International Finance Ltd., 5.75%, 9/7/27(a)	$25,000	$25,174
Sprint Capital Corp.
6.88%, 11/15/28	100,000	116,003
8.75%, 3/15/32	60,000	80,756
Sprint Corp., 7.63%, 3/1/26	50,000	56,441
Telecom Italia Capital SA
6.38%, 11/15/33	75,000	72,214
6.00%, 9/30/34	50,000	47,004
T-Mobile USA, Inc., 4.75%, 2/1/28	150,000	152,850
Viasat, Inc.
5.63%, 4/15/27(a)	150,000	147,750
6.50%, 7/15/28(a)	100,000	96,000
Vmed O2 UK Financing I PLC, 4.75%, 7/15/31(a)	65,000	61,263
Windstream Escrow LLC / Windstream Escrow Finance Corp., 7.75%, 8/15/28(a)	80,000	81,000
Zayo Group Holdings, Inc., 4.00%,
3/1/27(a)	80,000	73,618
		2,027,682
Transportation - 0.6%
Danaos Corp., 8.50%, 3/1/28(a)	293,000	313,510
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 7/31/29(a)	15,000	13,988
XPO Logistics, Inc., 6.25%, 5/1/25(a)	35,000	36,175
		363,673
Trucking & Leasing - 0.3%
Fortress Transportation and Infrastructure Investors LLC
6.50%, 10/1/25(a)	65,000	64,350
9.75%, 8/1/27(a)	100,000	104,625
		168,975
Water - 0.0%†
Solaris Midstream Holdings LLC, 7.63%, 4/1/26(a)	20,000	20,650
Total Corporate Bonds and Notes
(Cost - $59,120,530)		58,234,011
Short-Term Investments - 1.3%
Money Market Funds - 1.3%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.12%(d) (Cost - $811,330)	811,330	811,330
Total Investments - 97.3%
(Cost - $59,931,860)		$59,045,341
Other Assets Less Liabilities - Net 2.7%		1,609,054
Total Net Assets - 100.0%		$60,654,395

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

†	Represents less than 0.05%.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2022, these securities amounted to $41,645,588 or 68.7% of net assets.
(b)	PIK - Pay-in-kind security.
(c)	Variable rate security. The rate shown is the rate in effect at period end.
(d)	The rate shown is the annualized seven-day yield at period end.

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust
SOFR	-	Secured Overnight Financing Rate

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. 10 Year Note Future	Goldman Sachs & Co.	3	6/21/2022	$368,625	$(9,202)
U.S. 10 Year Ultra Future	Goldman Sachs & Co.	3	6/21/2022	406,406	(13,520)
U.S. 5 Year Note Future	Goldman Sachs & Co.	4	6/30/2022	458,750	(7,828)

					(30,550)
Short Futures Contracts
U.S. Long Bond Future	Goldman Sachs & Co.	3	6/21/2022	450,187	4,483
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(26,067)